Exploration and Evaluation Assets (Details)																				12 Months Ended
	Dec. 09, 2025 ha Minerals	May 07, 2025 CAD ($) shares	Nov. 05, 2024 Minerals	Sep. 13, 2024	Jun. 10, 2024 Minerals	Oct. 13, 2023 ha Minerals	Aug. 24, 2023 ha Minerals	Mar. 04, 2023 ha Minerals	Feb. 03, 2023 CAD ($) shares	Jan. 27, 2023 CAD ($) shares	Jan. 27, 2023 AUD ($)	Dec. 09, 2022 shares	Nov. 25, 2022 ha Minerals	Mar. 02, 2022 ha Minerals	Jan. 03, 2022 ha Minerals	Jun. 07, 2021 CAD ($) ha Minerals shares	Apr. 20, 2021 CAD ($) shares	Mar. 12, 2021 ha Minerals	Jan. 18, 2021 ha Minerals	Mar. 31, 2026 CAD ($) ha Minerals shares	Mar. 31, 2026 AUD ($) Minerals	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($) shares	Feb. 03, 2026 shares	Aug. 01, 2025 shares	Nov. 05, 2024 ha	Nov. 05, 2024 km²	Jun. 10, 2024 ha	Jun. 10, 2024 km²	Apr. 05, 2023	Jan. 27, 2023 AUD ($) shares	Nov. 14, 2022	Nov. 08, 2022	Oct. 29, 2022 shares	Oct. 21, 2022	Feb. 03, 2021 ha
Exploration and Evaluation Assets [Line Items]
Share amount (in Dollars)																				$ 9,000		$ 66,000	$ 121,200
Paying amount (in Dollars)																				(9,000)		(66,000)	$ (121,200)
Cash payment																				$ 330,676		$ 951,807
Abitibi Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																	100.00%	100.00%
Number of mineral claim | Minerals																		114
Hectares (in Hectares) | ha																		5,800
Shares issued (in Shares) | shares																	1,078,947
Share amount (in Dollars)																	$ 250,000
Royalty percentage																				3.00%
Royalty amount (in Dollars)																				$ 1,000,000
Impairment																				$ 927,310
Abitibi Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				1.00%
Abitibi Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				2.00%
Ridgeway Clark County [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim | Minerals																				67	67
Cost amount																				$ 60,220
Augustus Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																			100.00%															100.00%
Number of mineral claim | Minerals																			21
Hectares (in Hectares) | ha																			900
Shares issued (in Shares) | shares																																		350,000
Royalty percentage																				2.00%
Royalty amount (in Dollars)																				$ 1,000,000
Augustus Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				1.00%
Augustus Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				1.00%
Canadian Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest									100.00%																											100.00%
Number of mineral claim | Minerals																				12	12
Hectares (in Hectares) | ha																																				700
Shares issued (in Shares) | shares									230,263
Royalty percentage																				2.00%
Royalty amount (in Dollars)																				$ 1,000,000
Non refundable payment									$ 60,000
Canadian Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				1.00%
Canadian Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																				1.00%
Cosgrave Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest							100.00%																100.00%
Number of mineral claim | Minerals							198
Hectares (in Hectares) | ha							3,728
Shares issued (in Shares) | shares																							175,000
Non refundable payment																							$ 22,500
Electron Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest														100.00%																			100.00%
Number of mineral claim | Minerals														351						351	351
Hectares (in Hectares) | ha														18,000						18,000
Royalty percentage																				3.00%
Royalty amount (in Dollars)																				$ 1,000,000
Initial interest rate																				50.00%	50.00%
Impairment																				$ 123,172
Electron Lithium Property [Member] | Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim | Minerals																				(131)	(131)
Electron Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																				1.00%	1.00%
Electron Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																				2.00%	2.00%
Electron Lithium Property [Member] | Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																																100.00%
Non refundable payment																				$ 44,088	$ 50,000
Cash payment																				$ 486,837	$ 550,000
Falcon Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest										10.00%					100.00%																10.00%				100.00%
Number of mineral claim | Minerals															48
Hectares (in Hectares) | ha															1,000
Shares issued (in Shares) | shares										750,000																					750,000
Non refundable payment										$ 45,359	$ 50,000
Initial interest rate										65.00%	65.00%
Interest rate										25.00%	25.00%
Paying amount (in Dollars)										$ 290,295
Valuation amount (in Dollars)											$ 2,000,000
Falcon Lake Property [Member] | Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Interest rate										100.00%	100.00%
Falcon Lake Property [Member] | Infini Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Interest rate										100.00%	100.00%
Falcon Lake Property [Member] | Battery Age Minerals Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Shares issued (in Shares) | shares										1,375,000																					1,375,000
Cash payment										$ 93,999	$ 100,000
Falcon Lake Property [Member] | Battery Age Minerals [Member]
Exploration and Evaluation Assets [Line Items]
Paying amount (in Dollars)										$ 513,975
Aggregate interest rate										90.00%	90.00%
Cash payment										$ 46,175																					$ 50,000
Earning interest rate										90.00%	90.00%
McNeely Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																100.00%
Number of mineral claim | Minerals																65
Hectares (in Hectares) | ha																2,300
Shares issued (in Shares) | shares																526,316
GMR royalties																				3.00%	3.00%
Paying amount (in Dollars)																$ 250,000				$ 200,000
NSR royality																				1.00%	1.00%
Pontax West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest						100.00%
Number of mineral claim | Minerals						72
Hectares (in Hectares) | ha						3,800
Shares issued (in Shares) | shares																									10
Royalty percentage																				1.50%
Paying amount (in Dollars)																				$ 1,000,000
NSR royality																				0.50%	0.50%
Issuance of fair value		$ 37,500
Pontax West Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties				1.00%
Pontax West Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties				1.50%
NSR royality																				1.00%	1.00%
Rose East Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest								100.00%												100.00%				100.00%
Number of mineral claim | Minerals								59
Hectares (in Hectares) | ha								3,100
Shares issued (in Shares) | shares																								1,250,000
Royalty percentage																				1.50%
Royalty amount (in Dollars)																				$ 1,000,000
GMR royalties																				1.00%	1.00%
Rose East Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																				0.50%	0.50%
Rose West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest												100.00%	100.00%																	100.00%
Number of mineral claim | Minerals													32
Hectares (in Hectares) | ha													1,700
Shares issued (in Shares) | shares												1,300,000
GMR royalties												1.00%								1.00%	1.00%
Kipawa West Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest	100.00%																			100.00%
Hectares (in Hectares) | ha	3,000
Royalty amount (in Dollars)																				$ 1,000,000
GMR royalties																				2.00%	2.00%
Kipawa West Property [Member] | Kipawa West Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim | Minerals	53
Kipawa West Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																				1.00%	1.00%
Kipawa West Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																				2.00%	2.00%
Lac Coulombre Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest			100.00%																	100.00%
Number of mineral claim | Minerals			89
Hectares (in Hectares)																										5,000	100
Shares issued (in Shares) | shares																				2,250,000
Royalty amount (in Dollars)																				$ 1,000,000
NSR royality																				1.50%	1.50%
Option to buy out rate																				0.50%	0.50%
Lac Coulombre Property [Member] | Lac Coulombre Amended Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																				100.00%
Cash payment																				$ 5,000
Lac Marion Uranium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest					100.00%
Number of mineral claim | Minerals					47
Hectares (in Hectares)																												2,760	40
Shares issued (in Shares) | shares																				1,200,000
Royalty amount (in Dollars)																				$ 1,000,000
Lac Marion Uranium Property [Member] | Lac Marion Amended Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																				100.00%
Major business combination [member] | Pontax West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest		100.00%
Shares issued (in Shares) | shares		2,500,000